Fair Value Measurements (Q2) (Details) - Recurring [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Quoted Prices in Active Markets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account	$ 152,790,533	$ 225,433,349	$ 221,060,045
Significant Other Observable Inputs (Level 2) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account	0	0
Significant Other Unobservable Inputs (Level 3) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account	$ 0	$ 0